UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31,1999

Check here if Amendment [    ]; Amendment Number:  _____
     This Amendment (Check only one.):  [    ] is a restatement.
                                [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  DDJ Capital Management, LLC
Address:  141 Linden Street, Suite 4
       Wellesley, MA  02482-7910

Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David J. Breazzano
Title: Member
Phone: 781-283-8500

Signature, Place, and Date of Signing:

/s/ David J. Breazzano                  Wellesley, MA  February 15, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: 115,350


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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

Column 1  Colum  Column  Colu        Colu         Colum Colu          Colu
          n 2    3       mn 4        mn 5         n 6   mn 7          mn 8
Name of   Title          Valu Shrs                Inves Othe
Issuer    of     CUSIP   e    or     SH/P  Put/   tment r      Sole   Shar  No
          Class          (x$1 prn    RN    Call   discr Mana          ed    ne
                         000) amt                 etion gers
Action    SB NT  004933  1,06 2000   SH           SOLE         2,000
Performan CV     AB3     5
ce Cos    4.75%
Inc       05
Bank      COM    063671  511  15,00  SH           SOLE         15,00
Montreal         101          0                                0
Que

Cadillac  COM    126929  2,30 100,0  SH           SOLE         100,0
Fairview         207     3    00                               00
Corp
Checkers  WT     162809  8    94,96  SH           SOLE         94,96
Drive-In  EXP    115          3                                3
Restauran 12220
ts        0
Fruit of  PUT    G3682L  732  1,210  SH           SOLE         1,210
the Loom         955
Ltd
Frontier  COM    359065  29,2 2,575  SH           SOLE         2,575
Airlines         109     94   ,300                             ,300
Inc New
Marvel    COM    57383M  1,13 207,1  SH           SOLE         207,1
Enterpris        108     9    38                               38
es

Metretek  COM    59159Q  1,27 290,0  SH           SOLE         290,0
Tech Inc         107     4    00                               00

Metretek  WT     59159Q  412  1,450  SH           SOLE         1,450
Tech  Inc EXP    115
          09100
          3
Mountain  COM    62426E  4,51 3,800  SH           SOLE         3,800
Prov Mng         402     4    ,900                             ,900
Inc
Penn      COM    707832  26,5 2,866  SH           SOLE         2,866
Traffic   NEW    200     14   ,376                             ,376
Co

Pillowtex PUT    721550  37   500    SH           SOLE         500
Corp             1954

Premier   SB NT  74058F  9,08 15,85  SH           SOLE         15,85
Technolog CV     AC6     4    0                                0
ies Inc   5.75%
          04
Revlon    PUT    761525  257  650    SH           SOLE         650
Inc              950
S3 Inc    SB NT  784849  10,9 11,75  SH           SOLE         11,75
          CV     AC5     13   0                                0
          5.75%
          03
Seagram   COM    811850  224  5,000  SH           SOLE         5,000
Ltd              106

Streamlin COM    863239  26   3,46   SH           SOLE         3,046
e Com Inc        109

Toronto   COM    891160  669  25,00  SH           SOLE         25,00
Dominion  NEW    509          0                                0
BK Ont
Waste Sys COM    94106P  25,8 5,450  SH           SOLE         5,450
Intl Inc  NEW    209     90   ,533                             ,533

World     COM    98141A  484  25,13  SH           SOLE         25,13
Access    NEW    101          6                                6
Inc

Grand                    115, 15,49
Total                    350  1,802



